Accrued Expenses And Other Current Liabilities - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Advances from officer	$ 274,085	$ 15,015	$ 58,054	$ 144,285
Repayment of advances from officer	206,085	$ 40,005	$ 83,044	119,295
Liability to officer	$ 68,000			$ 24,990